Other assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Other assets, net
Schedule of other assets, net

(a)Below is presented the movement:

	Balance as of			Balance as of			Balance as of
	January 1,			December 31,			December 31,
	2019	Additions	Transfers	2019	Additions	Disposals	2020
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Patents and industrial property (b)	11,723	2,139	—	13,862	1,014	(167)	14,709
Rights-of-use (c)	12,292	1,319	—	13,611	109	—	13,720
Software licenses	10,168	242	(92)	10,318	518	(22)	10,814

	34,183	3,700	(92)	37,791	1,641	(189)	39,243
Accumulated amortization:
Rights-of-use (c)	5,948	1,486	—	7,434	731	—	8,165
Software licenses	2,974	820	(112)	3,682	897	(4)	4,575

	8,922	2,306	(112)	11,116	1,628	(4)	12,740

Cost net	25,261			26,675			26,503

(b)The copper plant project is a technological initiative of the Company to develop a viable technical and economic solution for the treatment of complex copper concentrates. This project comprises several stages of development from a laboratory level, pilot to a demonstration stage.

(c)Corresponds to the mineral servitude agreements signed with the communities surrounding the Group's operations, through which the Group is authorized to carry out exploration, development, exploitation and general work activities.